Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule Of Service Provided By Related Partiesable
Details of related party transactions for the years ended December 31, 2019, 2020 and 2021 are as follows:
Service provided by related parties:

	For the year ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Technology service fee to Xiaoke	—	—	11,609
Others	—	—	552

Total	—	—	12,161

Schedule of Related Party Transactions
Details of related party balances as of December 31, 2020 and 2021 are as follows:
Amounts due from related parties:

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Shareholders	251	128

	251	128

	As of
	December 31, 2020	December 31, 2021
	RMB	RMB
Xiaoke		11,753
Others	—	122

	—	11,875